Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Summary of Business Segments

The following information is available for each business segment for the years ended December 31, 2017 and 2016.

	2017
	Revenue		Depreciation Amortization		Operating profit(loss)(*2)
		(In millions of Korean won)
Online	~~W~~	53,790	~~W~~	222	~~W~~	14,536
Mobile		87,194		268		(2,476)
Others		7,532		36		993
Sub total		148,516		526		13,053
Inter-segment eliminations(*1)		(6,893)		(6)		982
Total	~~W~~	141,623	~~W~~	520	~~W~~	14,035

	2016
	Revenue		Depreciation Amortization		Operating profit(loss)(*2)
		(In millions of Korean won)
Online	~~W~~	36,354	~~W~~	243	~~W~~	11,147
Mobile		14,003		260		(7,515)
Others		4,292		79		301
Sub total		54,649		582		3,933
Inter-segment eliminations(*1)		(3,253)		(66)		(99)
Total	~~W~~	51,396	~~W~~	516	~~W~~	3,834

(* 1) Inter-segment eliminations are reflected as adjustments.

(* 2) Other profit or loss items that do not constitute operating profit (loss) are not separately disclosed because they are not reviewed by the chief operating decision maker by operating segment.

Summary Revenue from External Customers by Country

(2) Revenue by geographical regions

Revenue from external customers by country for the years ended December 31, 2017 and 2016 are as follows:

	2017		2016
		(In millions of Korean won)
Korea	~~W~~	28,708	~~W~~	14,770
Taiwan		76,121		16,517
Japan		9,491		9,274
United States of America/Canada		7,774		5,130
Thailand		6,569		2,262
China		5,301		2,322
Other		7,659		1,121
Total	~~W~~	141,623	~~W~~	51,396

(*) Revenue was attributed to the country based on the customer's location.

Summary of Non-Current Assets by Geographical Regions

Non-current assets by geographical regions for the years ended December 31, 2017, December 31, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
		(In millions of Korean won)
Domestic	~~W~~	2,114	~~W~~	1,037	~~W~~	1,289
Overseas		468		149		174
Total	~~W~~	2,582	~~W~~	1,186	~~W~~	1,463